RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Related Party Transaction [Line Items]
Net borrowings on loan payable - related party			$ 54,179	$ 0
Loan payable-related party			32,796,345	31,254,345
Interest accrued related party			32,468	15,660
Discretionary compensation amount		$ 1,000,000
Consulting fees for research and development			2,810,839	3,578,981
Balance payment			76,532	76,532
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable	$ 2,000,000		461,233	$ 280,908
Reduction amount	$ 479,000
Balance of incentive compensation payable			538,767
Chief Executive Officer [Member] | Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price				$ 1,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable			1,521,000	$ 979,000
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party			257,438	206,516
Balance due to related party			$ 140,013	$ 108,000
Percentage of interest expense due to related party			12.00%	12.00%